Description of the Business and Basis of Presentation - Additional Information (Detail) $ / shares in Units, $ in Thousands		1 Months Ended	3 Months Ended	9 Months Ended		12 Months Ended
	Jul. 27, 2020 $ / shares shares	Jul. 27, 2020 USD ($) $ / shares shares	Sep. 30, 2020 Employee $ / shares shares	Sep. 30, 2020 USD ($) Employee Acquisitions Office $ / shares shares	Sep. 30, 2019 USD ($) $ / shares	Dec. 31, 2019 USD ($) Employee Acquisitions Office shares	Dec. 31, 2018 USD ($)
Description Of Business And Basis Of Presentation [Line Items]
Number of offices in which entity operates | Office				70		60
Entity number of employees | Employee			1,700	1,700		1,300
Entity formation, month and year				2013-11		2013-11
Number of acquisitions completed | Acquisitions				56		53
Common stock shares sold under IPO | shares	1,786,739					42,415
Share price | $ / shares			$ 16.36	$ 16.36	$ 27.30
Net proceeds from sale of common stock				$ 171	$ 139	$ 1,509	$ 30
IPO
Description Of Business And Basis Of Presentation [Line Items]
Common stock shares sold under IPO | shares		11,500,000	11,500,000	11,500,000
Share price | $ / shares	$ 15.00	$ 15.00
Net proceeds from sale of common stock		$ 161,300
Deferred offset		$ 4,400
Underwriters
Description Of Business And Basis Of Presentation [Line Items]
Common stock shares sold under IPO | shares		1,500,000
Net proceeds from sale of common stock		$ 11,200